NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS	NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS
As of June 30, 2022, the Company had paid total installments and related costs of $30.1 million (December 31, 2021: $14.9 million) in relation to two dual-fuel 7,000 car equivalent unit (“CEU”) newbuilding car carriers, currently under construction. The vessels are expected to be delivered in 2023 and will immediately commence a 10-year period time charter with Volkswagen Group.

As of June 30, 2022, the Company had paid total installments and related costs of $31.7 million (December 31, 2021: $31.2 million) in relation to another two dual-fuel 7,000 CEU newbuilding car carriers, currently under construction. The vessels are expected to be delivered in 2024 and will immediately commence a 10-year period time charter with K Line.

During the year ended December 31, 2021, the Company paid a deposit of $11.0 million in connection with the acquisition of two Suezmax tankers. The deposit was reclassified to "Vessels and Equipment, net" upon delivery of the vessels in January and February 2022. (See Note 6: Vessels and Equipment, net).